SEGMENT AND GEOGRAPHIC INFORMATION (Geographical Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 179,113,428	$ 227,595,969	$ 173,653,795
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	174,199,110	221,935,017	167,752,785
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,937	162,797	913,465
Europe and America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,906,381	$ 5,498,155	$ 4,987,545